Investment Strategy - HyperScale Leaders ETF	Aug. 01, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index is constructed using a rules-based methodology that identifies companies meeting specific criteria related to scalability, investment in innovation, and market presence. Companies are selected based on factors such as revenue growth, cost efficiency, and R&D (research and development) expenditures. The Index methodology also incorporates measures of profitability, financial discipline, and growth metrics to determine inclusion. By applying these criteria, the Index is designed to track companies that have demonstrated strong financial performance, operational efficiency, and a commitment to sustained innovation. As a result, the Index seeks to include companies that may prove well-positioned for long-term growth and competitive advantages.

The Index defines “HyperScale Leaders” as companies with operational and financial metrics that appear to suggest an ability to scale efficiently while maintaining strong financial performance and a sustained commitment to research and development. Companies that meet all of the criteria outlined in the Index’s security selection process are considered “HyperScale Leaders.”

Index Overview:

The Index’s initial universe is composed of all U.S.-listed equity securities for which a set of relevant information can be determined based on publicly available sources. The initial universe is screened using the following criteria, which is based on financial information reported by each company for the most recent quarter:

A.	Market Capitalization Requirement: Companies must have a market capitalization of at least $10 billion.

B.	Revenue Growth:

●	Companies must have a year-over-year quarterly revenue growth rate of at least 20%. The Index measures this metric as the time of each reconstitution based on the then most recently available publicly available company financial data.

●	Companies must also have a minimum 3-year compound annual revenue growth rate (CAGR) of at least 20% (CAGR represents the average annual growth rate of revenue over three years, assuming consistent growth).

C.	Scalability: Companies must have a ratio of revenue growth rate to operating expense growth rate of at least 110%. This means that the company’s revenue must be growing at a faster rate than its operating expenses, generally indicating efficiency in scaling operations. Essentially, this is a measure of how efficiently a company grows. For this metric, the Index compares a company’s percentage growth in revenue and operating expenses between the most recent four fiscal quarters and the same four quarters in the prior year.

D.	Investment in Innovation: Companies must allocate at least 10% of their annual revenue to research and development (R&D) expenses for each of the past three years. This measure reflects a company’s commitment to innovation and long-term growth.

E.	Profitability: Companies must have a gross profit margin (the percentage of revenue remaining after deducting the cost of goods sold) of at least 30%, indicating that have generated substantial profit relative to their production costs. The Index evaluates this metric based on data from the most recently reported fiscal quarter.

Companies that meet the foregoing screens are included in the Index, which is expected to comprise between 20 and 50 constituents.

The Index is reconstituted and rebalanced semi-annually (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). In addition, the Index Provider may determine to substitute an Index constituent or perform an extraordinary adjustment to the Index upon the occurrence of an extraordinary event as deemed by BITA GmbH (the “Index Provider”). The determination date for regular adjustments takes place on the first Friday of the rebalancing month. On each determination day, Index constituents are weighted according to their free-float market capitalization.

To the extent the Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of April 10, 2025, issuers in the software industry represented significant portions of the Index.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund’s investment adviser, Tidal Investments LLC (the “Adviser”).

The Fund’s Investment Strategy

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in component securities that make up the Index.

The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund. For example, representative sampling may be used when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index.

The Fund will invest only in U.S.-listed equity securities, which may include common stocks, business trust shares, American Depositary Receipts (“ADRs”), which are securities that represent shares of foreign companies, and other equity investments or ownership interests in business enterprises.

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in component securities that make up the Index.